DOCUMENT AND ENTITY INFORMATION	6 Months Ended
	Jun. 27, 2014	Aug. 01, 2014
Document and Entity Information
Entity Registrant Name	INTERLINE BRANDS, INC./DE
Entity Central Index Key	0001292900
Document Type	10-Q
Document Period End Date	Jun. 27, 2014
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014
Amendment Flag	false
Current Fiscal Year End Date	--12-26
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,479,033